Segmented Information - Geographic Region (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Segmented Information
Insurance revenue	$ 31,595.0	$ 31,064.1
Distribution of insurance revenue	100.00%	100.00%
Canada
Segmented Information
Insurance revenue	$ 2,796.7	$ 2,869.1
Distribution of insurance revenue	8.90%	9.20%
United States
Segmented Information
Insurance revenue	$ 18,143.5	$ 17,167.6
Distribution of insurance revenue	57.40%	55.30%
Middle East and Asia
Segmented Information
Insurance revenue	$ 4,401.0	$ 5,249.5
Distribution of insurance revenue	13.90%	16.90%
Other International
Segmented Information
Insurance revenue	$ 6,253.8	$ 5,777.9
Distribution of insurance revenue	19.80%	18.60%
Property and Casualty Insurance and Reinsurance
Segmented Information
Insurance revenue	$ 31,341.7	$ 30,874.5
Property and Casualty Insurance and Reinsurance | Canada
Segmented Information
Insurance revenue	2,796.7	2,869.1
Property and Casualty Insurance and Reinsurance | United States
Segmented Information
Insurance revenue	18,106.8	17,156.7
Property and Casualty Insurance and Reinsurance | Middle East and Asia
Segmented Information
Insurance revenue	4,341.1	5,207.5
Property and Casualty Insurance and Reinsurance | Other International
Segmented Information
Insurance revenue	6,097.1	5,641.2
Property and Casualty Insurance and Reinsurance | North American Insurers
Segmented Information
Insurance revenue	9,150.2	8,731.8
Property and Casualty Insurance and Reinsurance | North American Insurers | Canada
Segmented Information
Insurance revenue	2,403.0	2,441.7
Property and Casualty Insurance and Reinsurance | North American Insurers | United States
Segmented Information
Insurance revenue	6,707.4	6,240.3
Property and Casualty Insurance and Reinsurance | North American Insurers | Middle East and Asia
Segmented Information
Insurance revenue	2.5	3.7
Property and Casualty Insurance and Reinsurance | North American Insurers | Other International
Segmented Information
Insurance revenue	37.3	46.1
Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers
Segmented Information
Insurance revenue	16,222.0	15,513.0
Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers | Canada
Segmented Information
Insurance revenue	393.1	427.1
Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers | United States
Segmented Information
Insurance revenue	11,398.3	10,912.7
Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers | Middle East and Asia
Segmented Information
Insurance revenue	956.0	945.2
Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers | Other International
Segmented Information
Insurance revenue	3,474.6	3,228.0
Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers
Segmented Information
Insurance revenue	5,969.5	6,629.7
Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers | Canada
Segmented Information
Insurance revenue	0.6	0.3
Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers | United States
Segmented Information
Insurance revenue	1.1	3.7
Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers | Middle East and Asia
Segmented Information
Insurance revenue	3,382.6	4,258.6
Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers | Other International
Segmented Information
Insurance revenue	2,585.2	2,367.1
Life insurance and Run-off
Segmented Information
Insurance revenue	253.3	189.6
Life insurance and Run-off | United States
Segmented Information
Insurance revenue	36.7	10.9
Life insurance and Run-off | Middle East and Asia
Segmented Information
Insurance revenue	59.9	42.0
Life insurance and Run-off | Other International
Segmented Information
Insurance revenue	$ 156.7	$ 136.7